Financial Instruments And Risk Management (Commodity Price Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 MMcf		Dec. 31, 2013
Derivative [Line Items]
Total Fair Value	$ 745		$ 230
Power [Member]
Derivative [Line Items]
Total Fair Value	(18)
Crude Oil [Member]
Derivative [Line Items]
Total Fair Value	159
Natural Gas [Member]
Derivative [Line Items]
Total Fair Value	604
NYMEX Fixed Price Year 1 [Member] | Natural Gas [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	1,062.0
Term	Dec. 31, 2015
Average Price	4.29
Total Fair Value	487
Natural Gas Contracts Basis Contracts [Member] | Natural Gas [Member]
Derivative [Line Items]
Total Fair Value	120	[1]
Other Financial Positions [Member] | Natural Gas [Member]
Derivative [Line Items]
Total Fair Value	(3)
WTI Fixed Price Year 1 [Member] | Crude Oil [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	12.3
Term	Dec. 31, 2015
Average Price	92.88
Total Fair Value	161
WTI Fixed Price Year 2 [Member] | Crude Oil [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	1.2
Term	Dec. 31, 2016
Average Price	92.35
Total Fair Value	14
Crude Oil Contracts Basis Contracts [Member] | Crude Oil [Member]
Derivative [Line Items]
Total Fair Value	$ (16)	[2]
Maximum [Member] | Natural Gas Contracts Basis Contracts [Member]
Derivative [Line Items]
Term	Dec. 31, 2018
Maximum [Member] | Crude Oil Contracts Basis Contracts [Member]
Derivative [Line Items]
Term	Dec. 31, 2016
Minimum [Member] | Natural Gas Contracts Basis Contracts [Member]
Derivative [Line Items]
Term	Dec. 31, 2015
Minimum [Member] | Crude Oil Contracts Basis Contracts [Member]
Derivative [Line Items]
Term	Dec. 31, 2015

[1]	Encana has entered into swaps to protect against widening natural gas price differentials between benchmark and regional sales prices. These basis swaps are priced using differentials determined as a percentage of NYMEX.
[2]	Encana has entered into swaps to protect against widening Brent and Midland differentials to WTI. These basis swaps are priced using fixed price differentials.